10. Deferred income tax and social contribution (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Sep. 30, 2018
DeferredIncomeTaxAndSocialContributionAbstractLineItems [Line Items]
Applicable tax rate for income tax		25.00%	25.00%
Applicable tax rate for social contribution		9.00%	9.00%
Deferred tax assets			R$ 801,971
Deferred tax liabilities		47,734
TIM Celular S.A. ("TIM Celular") [Member]
DeferredIncomeTaxAndSocialContributionAbstractLineItems [Line Items]
Deferred tax assets					R$ 952,368
Tax losses					702,619
Social contribution on income					R$ 249,749
Tax credit amount		2,862,700		R$ 2,875,500
Final unappealable decision amount	R$ 148,000	149,000
Deferred tax liabilities		1,039,700
Credits related to tax carry forward losses		R$ 91,731		R$ 85,812